Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
Summary of Assets Liabilities and Networth of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated VIEs which are included in the Consolidated Balance Sheets as of December 31, 2022 and 2021. All of these entities were determined to be VIEs as the Company possesses the power to direct activities through written agreements and is subject to the risk and rewards as a primary beneficiary:

	December 31, 2022	December 31, 2021
($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC
Current assets	$17,506	$9,850
Non-current assets	$63,212	$63,320
Current liabilities	$(3,158)	$(9,476)
Non-current liabilities	$(108,113)	$(86,124)
Deficit attributable to Cresco Labs Inc.	$(30,553)	$(22,430)

Summary of Income Expenses and Net Income Loss of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated VIEs which are included in the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC
Revenue	$12,659	$4,031
Net income (loss) attributable to Cresco Labs Inc.	$(8,617)	$(9,120)
Net income (loss)	$(8,617)	$(9,120)